OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2011
OTHER INTANGIBLE ASSETS, NET

10. OTHER INTANGIBLE ASSETS, NET

Other intangible assets consisted of the following:

	As of September 30,
	2010	2011
	US$	US$

Computer software	1,803	2,278
Trademarks and domain names	1,251	1,337
Website	97	102
Courseware	446	468
Business contracts	486	510
Copyrights	597	627
Platform	199	208
Total intangible assets	4,879	5,530
Less: Accumulated amortization
Computer software	(887)	(1,369)
Trademarks and domain names	(443)	(585)
Website	(80)	(92)
Courseware	(266)	(334)
Business contracts	(172)	(296)
Copyrights	(186)	(320)
Platform	(88)	(152)

Accumulated amortization	(2,122)	(3,148)

Intangible assets, net	2,757	2,382

Amortization expenses from continuing operations were US$579, US$809 and US$900, and from discontinued operations were nil, US$42 and US$26, for the years ended September 30, 2009, 2010 and 2011, respectively.

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows

Amortization
US$

2012	834
2013	652
2014	375
2015	219
2016	143
2017 and thereafter	159

2,382

The intangibles related to non-compete agreement of Gaokao retake business has been fully impaired due to the discontinuance of Gaokao retake business. (See note 11).